Financial Information of Subsidiaries, Summarized - Summary of Financial Information on Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [Line Items]
Current Assets	$ 6,581,254	$ 6,383,986
Non-current Assets	23,195,130	21,012,370
TOTAL ASSETS	29,776,384	27,396,356
Current Liabilities	6,735,932	9,650,756
Non-Current Liabilities	10,794,266	8,913,700
EQUITY	12,246,186	8,831,900	$ 8,278,507	$ 7,879,739
TOTAL LIABILITIES AND EQUITY	29,776,384	27,396,356
Revenues	13,053,376	11,924,761	9,489,266
Raw materials and consumables used	(8,541,023)	(7,948,400)	(5,882,788)
Operating Income	2,768,863	2,434,520	2,219,399
Income before taxes	2,406,109	2,104,990	1,645,648
Income tax expenses, continuing operations	(236,346)	(437,932)	(519,134)
NET INCOME	2,169,763	1,667,058	1,126,514
Other comprehensive income (loss)	(1,142,907)	(1,694,808)	(89,930)
TOTAL COMPREHENSIVE INCOME LOSS	$ 1,026,856	$ (27,750)	$ 1,036,584
Enel X Brasil S.A [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate
Current Assets	$ 17,886
Non-current Assets	15,089
TOTAL ASSETS	32,975
Current Liabilities	13,676
Non-Current Liabilities	307
EQUITY	18,992
TOTAL LIABILITIES AND EQUITY	32,975
Revenues	19,359
Raw materials and consumables used	(6,434)
Contribution Margin	12,925
Gross Operating Income	(1,373)
Operating Income	(4,677)
Financial Results	(311)
Income before taxes	(4,988)
Income tax expenses, continuing operations	539
NET INCOME	(4,449)
Other comprehensive income (loss)	(679)
TOTAL COMPREHENSIVE INCOME LOSS	$ (5,128)
Enel Argentina S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 43,219	$ 6,657	$ 5,657
Non-current Assets	87,644	139,508	275,369
TOTAL ASSETS	130,863	146,165	281,026
Current Liabilities	2,152	776	490
EQUITY	128,711	145,389	280,536
TOTAL LIABILITIES AND EQUITY	130,863	146,165	281,026
Gross Operating Income	(463)	(618)	(651)
Operating Income	(463)	(618)	252,340
Financial Results	8,963	2,812	1,135
Income before taxes	39,714	3,657	256,836
Income tax expenses, continuing operations	(2,453)	(669)	(185)
NET INCOME	37,261	2,988	256,651
Other comprehensive income (loss)	(53,938)	(138,136)	(45,736)
TOTAL COMPREHENSIVE INCOME LOSS	$ (16,677)	$ (135,148)	$ 210,915
Enel Generación Costanera S.A. (formerly Endesa Costanera)
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 113,909	$ 132,613	$ 119,110
Non-current Assets	270,423	267,952	204,611
TOTAL ASSETS	384,332	400,565	323,721
Current Liabilities	112,412	136,446	137,870
Non-Current Liabilities	105,047	99,309	142,832
EQUITY	166,873	164,810	43,019
TOTAL LIABILITIES AND EQUITY	384,332	400,565	323,721
Revenues	213,606	162,894	152,399
Raw materials and consumables used	(68,969)	(15,271)	(8,612)
Contribution Margin	144,637	147,623	143,787
Gross Operating Income	100,244	103,430	76,145
Operating Income	59,860	89,235	40,137
Financial Results	22,628	19,250	(27,529)
Income before taxes	82,582	108,963	13,009
Income tax expenses, continuing operations	(24,642)	(17,345)	6,625
NET INCOME	57,940	91,618	19,634
Other comprehensive income (loss)	(41,288)	(43,235)	(8,824)
TOTAL COMPREHENSIVE INCOME LOSS	$ 16,652	$ 48,383	$ 10,810
Enel Generacion El Chocon S.A.
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 101,114	$ 95,054	$ 81,241
Non-current Assets	315,842	370,645	297,979
TOTAL ASSETS	416,956	465,699	379,220
Current Liabilities	75,003	82,599	68,075
Non-Current Liabilities	56,983	85,399	84,620
EQUITY	284,970	297,701	226,525
TOTAL LIABILITIES AND EQUITY	416,956	465,699	379,220
Revenues	71,807	67,134	58,459
Raw materials and consumables used	(5,957)	(4,675)	(6,837)
Contribution Margin	65,850	62,459	51,622
Gross Operating Income	58,055	53,087	38,115
Operating Income	42,906	32,994	34,920
Financial Results	59,477	106,969	54,815
Income before taxes	103,800	141,617	91,041
Income tax expenses, continuing operations	(21,770)	(51,466)	2,392
NET INCOME	82,030	90,151	93,433
Other comprehensive income (loss)	(70,096)	(130,515)	(39,053)
TOTAL COMPREHENSIVE INCOME LOSS	$ 11,934	$ (40,364)	$ 54,380
Empresa Distribuidora Sur S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 284,126	$ 312,128	$ 396,740
Non-current Assets	1,456,918	1,381,972	830,423
TOTAL ASSETS	1,741,044	1,694,100	1,227,163
Current Liabilities	509,223	710,707	919,538
Non-Current Liabilities	429,766	347,653	298,111
EQUITY	802,055	635,740	9,514
TOTAL LIABILITIES AND EQUITY	1,741,044	1,694,100	1,227,163
Revenues	1,346,888	1,189,950	1,276,849
Raw materials and consumables used	(773,693)	(729,223)	(740,418)
Contribution Margin	573,195	460,727	536,431
Gross Operating Income	307,066	179,203	157,730
Operating Income	211,031	77,990	150,952
Financial Results	54,470	127,247	(176,791)
Income before taxes	265,560	205,078	(25,712)
Income tax expenses, continuing operations	(76,548)	(101,101)	36,981
NET INCOME	189,012	103,977	11,269
Other comprehensive income (loss)	(237,185)	(347,881)	(4,442)
TOTAL COMPREHENSIVE INCOME LOSS	$ (48,173)	$ (243,904)	$ 6,827
Enel Trading Argentina S R L
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 23,432	$ 14,550	$ 23,397
Non-current Assets	1,551	1,008	188
TOTAL ASSETS	24,983	15,558	23,585
Current Liabilities	21,486	13,940	22,479
EQUITY	3,497	1,618	1,106
TOTAL LIABILITIES AND EQUITY	24,983	15,558	23,585
Revenues	7,497	4,738	4,271
Raw materials and consumables used	(950)	(305)	(583)
Contribution Margin	6,547	4,433	3,688
Gross Operating Income	3,599	1,357	(457)
Operating Income	3,321	1,083	(543)
Financial Results	(92)	(2,456)	416
Income before taxes	3,229	(1,370)	(127)
Income tax expenses, continuing operations	(1,295)	(408)	(307)
NET INCOME	1,934	(1,778)	(434)
Other comprehensive income (loss)	(600)	(571)	(242)
TOTAL COMPREHENSIVE INCOME LOSS	$ 1,334	$ (2,349)	$ (676)
Grupo Dock Sud, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Consolidated	Consolidated
Current Assets	$ 105,726	$ 55,921	$ 63,803
Non-current Assets	256,881	263,659	147,504
TOTAL ASSETS	362,607	319,580	211,307
Current Liabilities	52,678	63,756	50,858
Non-Current Liabilities	52,732	55,240	33,693
EQUITY	257,197	200,584	126,756
TOTAL LIABILITIES AND EQUITY	362,607	319,580	211,307
Revenues	146,958	94,769	88,071
Raw materials and consumables used	(54,326)	(20,986)	(12,070)
Contribution Margin	92,632	73,783	76,001
Gross Operating Income	81,806	58,725	55,486
Operating Income	50,775	33,999	39,097
Financial Results	12,036	35,743	24,711
Income before taxes	63,132	69,850	63,907
Income tax expenses, continuing operations	(1,007)	(29,790)	(17,212)
NET INCOME	62,125	40,060	46,695
Other comprehensive income (loss)	(74,649)	(104,651)	(23,122)
TOTAL COMPREHENSIVE INCOME LOSS	$ (12,524)	$ (64,591)	$ 23,573
Grupo Enel Argentina Formerly Named Endesa Argentina
Disclosure of subsidiaries [Line Items]
Financial Statements	Consolidated	Consolidated	Consolidated
Current Assets	$ 326,191	$ 263,345	$ 228,046
Non-current Assets	927,948	916,274	506,432
TOTAL ASSETS	1,254,139	1,179,619	734,478
Current Liabilities	185,096	221,534	206,678
Non-Current Liabilities	151,167	182,169	225,111
EQUITY	917,876	775,916	302,689
TOTAL LIABILITIES AND EQUITY	1,254,139	1,179,619	734,478
Revenues	285,277	229,458	209,346
Raw materials and consumables used	(74,927)	(19,945)	(15,449)
Contribution Margin	210,350	209,513	193,897
Gross Operating Income	157,774	155,467	113,259
Operating Income	102,242	121,179	74,056
Financial Results	112,784	140,459	31,581
Income before taxes	299,022	307,883	112,122
Income tax expenses, continuing operations	(54,044)	(72,221)	7,771
NET INCOME	244,978	235,662	119,893
Other comprehensive income (loss)	(270,493)	(355,051)	(57,436)
TOTAL COMPREHENSIVE INCOME LOSS	$ (25,515)	$ (119,389)	$ 62,457
Enel Brasil S A
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 371,174	$ 1,681,474	$ 386,459
Non-current Assets	5,186,673	3,892,112	3,395,350
TOTAL ASSETS	5,557,847	5,573,586	3,781,809
Current Liabilities	145,721	2,720,641	201,292
Non-Current Liabilities	376,140	225,312	392,169
EQUITY	5,035,986	2,627,633	3,188,348
TOTAL LIABILITIES AND EQUITY	5,557,847	5,573,586	3,781,809
Revenues	977	174
Raw materials and consumables used	(85)	(96)	(256)
Contribution Margin	892	78	(256)
Gross Operating Income	(57,320)	(46,334)	(44,430)
Operating Income	(58,076)	(46,374)	(44,561)
Financial Results	(85,784)	(119,900)	18,874
Income before taxes	88,858	(106,575)	182,137
Income tax expenses, continuing operations	15,025	44,864	(894)
NET INCOME	103,883	(61,711)	181,243
Other comprehensive income (loss)	(149,216)	(441,136)	(97,449)
TOTAL COMPREHENSIVE INCOME LOSS	$ (45,333)	$ (502,847)	$ 83,794
Enel Generación Fortaleza S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 119,719	$ 140,483	$ 114,507
Non-current Assets	193,438	189,912	204,939
TOTAL ASSETS	313,157	330,395	319,446
Current Liabilities	108,806	123,850	71,632
Non-Current Liabilities	737	60,960	61,310
EQUITY	203,614	145,585	186,504
TOTAL LIABILITIES AND EQUITY	313,157	330,395	319,446
Revenues	309,525	211,536	261,358
Raw materials and consumables used	(183,394)	(207,475)	(146,668)
Contribution Margin	126,131	4,061	114,690
Gross Operating Income	114,170	(6,852)	103,174
Operating Income	99,940	(16,483)	88,737
Financial Results	13,389	(5,857)	(804)
Income before taxes	113,329	(22,340)	87,933
Income tax expenses, continuing operations	(36,130)	7,309	(29,488)
NET INCOME	77,199	(15,031)	58,445
Other comprehensive income (loss)	(5,465)	(25,888)	(8,669)
TOTAL COMPREHENSIVE INCOME LOSS	$ 71,734	$ (40,919)	$ 49,776
Generandes Peru S.A.
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate
Gross Operating Income			$ (12)
Operating Income			(12)
Financial Results			15
Income before taxes			12,955
Income tax expenses, continuing operations			4
NET INCOME			12,959
Other comprehensive income (loss)			9,705
TOTAL COMPREHENSIVE INCOME LOSS			$ 22,664
EGP Cachoeira Dourada S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 213,201	$ 301,315	$ 231,833
Non-current Assets	98,107	103,975	129,520
TOTAL ASSETS	311,308	405,290	361,353
Current Liabilities	193,295	244,418	221,039
Non-Current Liabilities	3,280	3,075	1,443
EQUITY	114,733	157,797	138,871
TOTAL LIABILITIES AND EQUITY	311,308	405,290	361,353
Revenues	494,303	540,344	503,093
Raw materials and consumables used	(394,776)	(417,506)	(372,087)
Contribution Margin	99,527	122,838	131,006
Gross Operating Income	85,746	109,049	115,811
Operating Income	79,065	102,351	107,414
Financial Results	(100)	7,959	520
Income before taxes	78,965	110,311	107,935
Income tax expenses, continuing operations	(25,671)	(37,719)	(37,023)
NET INCOME	53,294	72,592	70,912
Other comprehensive income (loss)	2,285	(18,168)	(9,035)
TOTAL COMPREHENSIVE INCOME LOSS	$ 55,579	$ 54,424	$ 61,877
EGP Projetos I (Volta Grande) [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate
Current Assets	$ 42,230
Non-current Assets	345,708
TOTAL ASSETS	387,938
Current Liabilities	29,751
Non-Current Liabilities	185,505
EQUITY	172,682
TOTAL LIABILITIES AND EQUITY	387,938
Revenues	106,792
Raw materials and consumables used	(42,895)
Contribution Margin	63,897
Gross Operating Income	59,632
Operating Income	59,607
Financial Results	(13,583)
Income before taxes	46,024
Income tax expenses, continuing operations	(15,173)
NET INCOME	30,851
Other comprehensive income (loss)	(844)
TOTAL COMPREHENSIVE INCOME LOSS	$ 30,007
Enel Green Power Proyectos I Volta Grande [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate
Current Assets		$ 94,170	$ 27,586
Non-current Assets		355,666	416,760
TOTAL ASSETS		449,836	444,346
Current Liabilities		274,015	5,170
Non-Current Liabilities			261,883
EQUITY		175,821	177,293
TOTAL LIABILITIES AND EQUITY		449,836	444,346
Revenues		81,939	8,546
Raw materials and consumables used		(10,644)	(759)
Contribution Margin		71,295	7,787
Gross Operating Income		68,654	7,473
Operating Income		68,653	7,473
Financial Results		(15,031)	(753)
Income before taxes		53,622	6,720
Income tax expenses, continuing operations		(18,732)	(1,027)
NET INCOME		34,890	5,693
Other comprehensive income (loss)		(30,953)	(5,667)
TOTAL COMPREHENSIVE INCOME LOSS		$ 3,937	$ 26
Chinango S.A.C.
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate
Current Assets			$ 7,621
Non-current Assets			144,813
TOTAL ASSETS			152,434
Current Liabilities			16,351
Non-Current Liabilities			25,269
EQUITY			110,814
TOTAL LIABILITIES AND EQUITY			152,434
Revenues			52,094
Raw materials and consumables used			(14,169)
Contribution Margin			37,925
Gross Operating Income			31,518
Operating Income			27,203
Financial Results			(448)
Income before taxes			26,755
Income tax expenses, continuing operations			(7,705)
NET INCOME			19,050
Other comprehensive income (loss)			3,775
TOTAL COMPREHENSIVE INCOME LOSS			$ 22,825
Enel Cien S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 113,996	$ 120,897	$ 65,440
Non-current Assets	151,707	183,601	273,718
TOTAL ASSETS	265,703	304,498	339,158
Current Liabilities	13,358	9,403	12,165
Non-Current Liabilities	16,240	18,424	60,455
EQUITY	236,105	276,671	266,538
TOTAL LIABILITIES AND EQUITY	265,703	304,498	339,158
Revenues	70,295	82,608	88,727
Raw materials and consumables used	(967)	(1,626)	(2,654)
Contribution Margin	69,328	80,982	86,073
Gross Operating Income	61,376	72,831	75,234
Operating Income	49,598	56,219	58,479
Financial Results	19,722	31,686	9,371
Income before taxes	69,320	87,905	67,850
Income tax expenses, continuing operations	(39,773)	(29,729)	(23,180)
NET INCOME	29,547	58,176	44,670
Other comprehensive income (loss)	(4,600)	(40,853)	(6,945)
TOTAL COMPREHENSIVE INCOME LOSS	$ 24,947	$ 17,323	$ 37,725
Transportadora De Energia S A
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 4,914	$ 6,912	$ 12,373
Non-current Assets	3,924	5,755	1,466
TOTAL ASSETS	8,838	12,667	13,839
Current Liabilities	52,590	50,780	20,856
Non-Current Liabilities	9,207	5,431	27,122
EQUITY	(52,959)	(43,544)	(34,139)
TOTAL LIABILITIES AND EQUITY	8,838	12,667	13,839
Revenues	1,112	1,140	1,378
Contribution Margin	1,112	1,140	1,378
Gross Operating Income	601	591	513
Operating Income	(923)	(986)	348
Financial Results	(10,288)	(21,519)	(12,955)
Income before taxes	(11,212)	(22,506)	(12,606)
Income tax expenses, continuing operations	333	(176)	(50)
NET INCOME	(10,879)	(22,682)	(12,656)
Other comprehensive income (loss)	16,154	13,664	6,385
TOTAL COMPREHENSIVE INCOME LOSS	$ 5,275	$ (9,018)	$ (6,271)
Enel Distribución Ceará S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 629,655	$ 538,216	$ 568,437
Non-current Assets	1,624,665	1,209,995	1,209,306
TOTAL ASSETS	2,254,320	1,748,211	1,777,743
Current Liabilities	525,921	517,761	546,763
Non-Current Liabilities	902,000	440,495	388,085
EQUITY	826,399	789,955	842,895
TOTAL LIABILITIES AND EQUITY	2,254,320	1,748,211	1,777,743
Revenues	1,373,202	1,410,602	1,453,275
Raw materials and consumables used	(991,979)	(1,037,015)	(1,022,360)
Contribution Margin	381,223	373,587	430,915
Gross Operating Income	224,266	213,754	262,901
Operating Income	140,695	140,035	191,446
Financial Results	(18,246)	(17,507)	(24,074)
Income before taxes	122,937	122,528	167,693
Income tax expenses, continuing operations	(19,875)	(22,092)	(30,373)
NET INCOME	103,062	100,436	137,320
Other comprehensive income (loss)	(26,723)	(128,063)	(22,054)
TOTAL COMPREHENSIVE INCOME LOSS	$ 76,339	$ (27,627)	$ 115,266
Compania de Transmision del Mercosur S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 6,856	$ 9,097	$ 15,560
Non-current Assets	701	2,196	789
TOTAL ASSETS	7,557	11,293	16,349
Current Liabilities	50,954	50,940	19,603
Non-Current Liabilities	8,030	2,493	26,531
EQUITY	(51,427)	(42,140)	(29,785)
TOTAL LIABILITIES AND EQUITY	7,557	11,293	16,349
Revenues	1,142	1,193	1,465
Contribution Margin	1,142	1,193	1,465
Gross Operating Income	789	716	881
Operating Income	(530)	(650)	753
Financial Results	(10,469)	(21,535)	(12,405)
Income before taxes	(10,999)	(22,185)	(11,651)
Income tax expenses, continuing operations	296	44
NET INCOME	(10,703)	(22,141)	(11,651)
Other comprehensive income (loss)	15,634	13,101	5,543
TOTAL COMPREHENSIVE INCOME LOSS	$ 4,931	$ (9,040)	$ (6,108)
Enel Distribución Río S.A. (ex – Ampla) (Distribution)
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 722,394	$ 611,450	$ 723,616
Non-current Assets	1,962,608	1,964,754	2,145,932
TOTAL ASSETS	2,685,002	2,576,204	2,869,548
Current Liabilities	910,507	865,349	831,455
Non-Current Liabilities	830,069	781,211	1,006,034
EQUITY	944,426	929,644	1,032,059
TOTAL LIABILITIES AND EQUITY	2,685,002	2,576,204	2,869,548
Revenues	1,514,836	1,510,676	1,661,756
Raw materials and consumables used	(1,029,220)	(1,026,864)	(1,206,285)
Contribution Margin	485,616	483,812	455,471
Gross Operating Income	299,779	294,177	241,314
Operating Income	163,829	172,577	109,275
Financial Results	(55,984)	(96,634)	(153,947)
Income before taxes	109,105	75,943	(44,041)
Income tax expenses, continuing operations	(37,009)	(27,646)	13,330
NET INCOME	72,096	48,297	(30,711)
Other comprehensive income (loss)	(46,182)	(152,089)	(28,186)
TOTAL COMPREHENSIVE INCOME LOSS	$ 25,914	$ (103,792)	$ (58,897)
Enel Distribución Goias (Formerly Celg Distribuicio S.A)
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate
Current Assets	$ 665,187
Non-current Assets	2,355,246
TOTAL ASSETS	3,020,433
Current Liabilities	795,562
Non-Current Liabilities	903,997
EQUITY	1,320,874
TOTAL LIABILITIES AND EQUITY	3,020,433
Revenues	1,544,899
Raw materials and consumables used	(1,100,077)
Contribution Margin	444,822
Gross Operating Income	220,030
Operating Income	22,568
Financial Results	(59,708)
Income before taxes	(36,744)
Income tax expenses, continuing operations	11,462
NET INCOME	(25,282)
Other comprehensive income (loss)	(59,597)
TOTAL COMPREHENSIVE INCOME LOSS	$ (84,879)
Emgesa S.A. E.S.P. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 251,413	$ 336,791	$ 327,288
Non-current Assets	2,524,074	2,511,365	2,696,892
TOTAL ASSETS	2,775,487	2,848,156	3,024,180
Current Liabilities	387,804	510,844	399,751
Non-Current Liabilities	943,882	1,032,101	1,335,485
EQUITY	1,443,801	1,305,211	1,288,944
TOTAL LIABILITIES AND EQUITY	2,775,487	2,848,156	3,024,180
Revenues	1,246,989	1,259,471	1,159,789
Raw materials and consumables used	(465,768)	(478,264)	(396,303)
Contribution Margin	781,221	781,207	763,486
Gross Operating Income	710,320	707,149	682,009
Operating Income	637,221	633,075	610,958
Financial Results	(81,785)	(101,981)	(119,198)
Income before taxes	555,672	531,118	492,089
Income tax expenses, continuing operations	(180,207)	(185,554)	(191,743)
NET INCOME	375,465	345,564	300,346
Other comprehensive income (loss)	7,209	(117,250)	(1,000)
TOTAL COMPREHENSIVE INCOME LOSS	$ 382,674	$ 228,314	$ 299,346
Enel Soluciones S A Formerly Named E N Brasil Comercio Servicios S A
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate
Current Assets			$ 10,809
Non-current Assets			6,425
TOTAL ASSETS			17,234
Current Liabilities			4,924
Non-Current Liabilities			634
EQUITY			11,676
TOTAL LIABILITIES AND EQUITY			17,234
Revenues			18,399
Raw materials and consumables used			(9,826)
Contribution Margin			8,573
Gross Operating Income			798
Operating Income			183
Financial Results			(910)
Income before taxes			(726)
Income tax expenses, continuing operations			1,095
NET INCOME			369
Other comprehensive income (loss)			(471)
TOTAL COMPREHENSIVE INCOME LOSS			$ (102)
Compania Distribuidora y Comercializadora de Energia S.A.
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 363,838	$ 414,711	$ 402,852
Non-current Assets	1,842,861	1,686,783	1,668,741
TOTAL ASSETS	2,206,699	2,101,494	2,071,593
Current Liabilities	545,689	650,760	547,780
Non-Current Liabilities	704,527	598,455	636,505
EQUITY	956,483	852,279	887,308
TOTAL LIABILITIES AND EQUITY	2,206,699	2,101,494	2,071,593
Revenues	1,665,318	1,713,801	1,542,994
Raw materials and consumables used	(962,174)	(1,032,452)	(872,528)
Contribution Margin	703,144	681,349	670,466
Gross Operating Income	556,513	522,969	520,930
Operating Income	431,004	389,002	411,666
Financial Results	(58,397)	(57,795)	(55,757)
Income before taxes	372,680	331,372	356,055
Income tax expenses, continuing operations	(122,066)	(125,242)	(144,932)
NET INCOME	250,614	206,130	211,123
Other comprehensive income (loss)	(615)	(81,177)	1,953
TOTAL COMPREHENSIVE INCOME LOSS	$ 249,999	$ 124,953	$ 213,076
Enel Peru S A C
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 37,589	$ 36,807	$ 11,481
Non-current Assets	1,403,189	1,376,103	1,448,680
TOTAL ASSETS	1,440,778	1,412,910	1,460,161
Current Liabilities	41,359	69,295	76,002
Non-Current Liabilities	10,868	10,460	10,912
EQUITY	1,388,551	1,333,155	1,373,247
TOTAL LIABILITIES AND EQUITY	1,440,778	1,412,910	1,460,161
Revenues	11
Contribution Margin	11
Gross Operating Income	(1,155)	337	(2,269)
Operating Income	(1,155)	337	(2,271)
Financial Results	(1,473)	(4,852)	(123)
Income before taxes	127,289	185,519	29,500
Income tax expenses, continuing operations	(8)
NET INCOME	127,281	185,519	29,500
Other comprehensive income (loss)	27,105	(56,062)	7,964
TOTAL COMPREHENSIVE INCOME LOSS	$ 154,386	$ 129,457	$ 37,464
Enel Generacion Peru S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate		Separate
Current Assets	$ 361,697		$ 330,595
Non-current Assets	974,784		980,250
TOTAL ASSETS	1,336,481		1,310,845
Current Liabilities	172,150		175,026
Non-Current Liabilities	259,367		249,370
EQUITY	904,964		886,449
TOTAL LIABILITIES AND EQUITY	1,336,481		1,310,845
Revenues	478,155		595,379
Raw materials and consumables used	(178,102)		(299,959)
Contribution Margin	300,053		295,420
Gross Operating Income	243,359		240,666
Operating Income	191,690		174,623
Financial Results	(4,886)		(7,835)
Income before taxes	200,977		189,052
Income tax expenses, continuing operations	(56,340)		(52,740)
NET INCOME	144,637		136,312
Other comprehensive income (loss)	18,483		28,646
TOTAL COMPREHENSIVE INCOME LOSS	$ 163,120		$ 164,958
Enel Generacion Piura S.A.
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate
Current Assets			$ 80,426
Non-current Assets			189,558
TOTAL ASSETS			269,984
Current Liabilities			53,974
Non-Current Liabilities			86,622
EQUITY			129,388
TOTAL LIABILITIES AND EQUITY			269,984
Revenues			87,519
Raw materials and consumables used			(37,928)
Contribution Margin			49,591
Gross Operating Income			39,492
Operating Income			26,869
Financial Results			(1,293)
Income before taxes			25,581
Income tax expenses, continuing operations			(8,075)
NET INCOME			17,506
Other comprehensive income (loss)			4,618
TOTAL COMPREHENSIVE INCOME LOSS			$ 22,124
Enel Distribucion Peru S.A.
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate	Separate
Current Assets	$ 153,382	$ 112,287	$ 169,384
Non-current Assets	1,305,567	1,210,429	1,156,086
TOTAL ASSETS	1,458,949	1,322,716	1,325,470
Current Liabilities	272,268	268,883	299,001
Non-Current Liabilities	467,924	431,856	440,185
EQUITY	718,757	621,977	586,284
TOTAL LIABILITIES AND EQUITY	1,458,949	1,322,716	1,325,470
Revenues	950,350	912,950	884,291
Raw materials and consumables used	(619,181)	(610,701)	(583,785)
Contribution Margin	331,169	302,249	300,506
Gross Operating Income	257,473	232,137	230,065
Operating Income	196,436	175,848	174,257
Financial Results	(22,938)	(22,150)	(24,278)
Income before taxes	184,153	153,693	151,284
Income tax expenses, continuing operations	(55,649)	(49,024)	(46,154)
NET INCOME	128,504	104,669	105,130
Other comprehensive income (loss)	13,065	(25,666)	13,416
TOTAL COMPREHENSIVE INCOME LOSS	$ 141,569	$ 79,003	$ 118,546
Inversiones Distrilima S A
Disclosure of subsidiaries [Line Items]
Financial Statements			Separate
Gross Operating Income			$ (1)
Operating Income			(1)
Financial Results			484
Income before taxes			15,986
Income tax expenses, continuing operations			(160)
NET INCOME			15,826
Other comprehensive income (loss)			2,501
TOTAL COMPREHENSIVE INCOME LOSS			$ 18,327
Grupo Distrilima [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements			Consolidated
Revenues			$ 303,228
Raw materials and consumables used			(204,910)
Contribution Margin			98,318
Gross Operating Income			76,389
Operating Income			58,184
Financial Results			(7,357)
Income before taxes			51,465
Income tax expenses, continuing operations			(15,874)
NET INCOME			35,591
Other comprehensive income (loss)			17,636
TOTAL COMPREHENSIVE INCOME LOSS			$ 53,227
Grupo Enel Brasil [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Consolidated	Consolidated
Current Assets		$ 4,112,113	$ 2,505,682
Non-current Assets		11,587,158	6,810,297
TOTAL ASSETS		15,699,271	9,315,979
Current Liabilities		6,524,502	2,157,412
Non-Current Liabilities		5,555,695	3,398,528
EQUITY		3,619,074	3,760,039
TOTAL LIABILITIES AND EQUITY		15,699,271	9,315,979
Revenues		7,492,092	5,174,413
Raw materials and consumables used		(5,366,693)	(3,540,939)
Contribution Margin		2,125,399	1,633,474
Gross Operating Income		1,201,286	908,152
Operating Income		766,565	560,994
Financial Results		(435,467)	(250,488)
Income before taxes		331,484	311,459
Income tax expenses, continuing operations		217,615	(66,715)
NET INCOME		549,099	244,744
Other comprehensive income (loss)		(689,804)	(76,845)
TOTAL COMPREHENSIVE INCOME LOSS		$ (140,705)	$ 167,899
Grupo Enel Brasil [Member] | Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Consolidated
Current Assets	$ 4,211,380
Non-current Assets	13,471,236
TOTAL ASSETS	17,682,616
Current Liabilities	3,919,122
Non-Current Liabilities	7,528,800
EQUITY	6,234,694
TOTAL LIABILITIES AND EQUITY	17,682,616
Revenues	8,611,146
Raw materials and consumables used	(5,906,735)
Contribution Margin	2,704,411
Gross Operating Income	1,645,516
Operating Income	928,952
Financial Results	(356,940)
Income before taxes	574,154
Income tax expenses, continuing operations	314,359
NET INCOME	888,513
Other comprehensive income (loss)	(559,512)
TOTAL COMPREHENSIVE INCOME LOSS	$ 329,001
Grupo Electrica Cabo Blanco S A C
Disclosure of subsidiaries [Line Items]
Financial Statements			Consolidated
Revenues			$ 29,653
Raw materials and consumables used			(12,030)
Contribution Margin			17,623
Gross Operating Income			14,433
Operating Income			11,699
Financial Results			1,127
Income before taxes			11,167
Income tax expenses, continuing operations			(2,840)
NET INCOME			8,327
Other comprehensive income (loss)			4,832
TOTAL COMPREHENSIVE INCOME LOSS			$ 13,159
Grupo Generandes Peru [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements			Consolidated
Revenues			$ 197,769
Raw materials and consumables used			(93,827)
Contribution Margin			103,942
Gross Operating Income			84,435
Operating Income			64,530
Financial Results			(4,006)
Income before taxes			62,197
Income tax expenses, continuing operations			(18,304)
NET INCOME			43,893
Other comprehensive income (loss)			31,813
TOTAL COMPREHENSIVE INCOME LOSS			$ 75,706
Grupo Enel Peru
Disclosure of subsidiaries [Line Items]
Financial Statements	Consolidated	Consolidated	Consolidated
Current Assets	$ 551,844	$ 488,824	$ 458,175
Non-current Assets	2,562,083	2,401,685	2,477,110
TOTAL ASSETS	3,113,927	2,890,509	2,935,285
Current Liabilities	482,477	490,068	487,028
Non-Current Liabilities	805,168	770,021	812,357
EQUITY	1,826,282	1,630,420	1,635,900
TOTAL LIABILITIES AND EQUITY	3,113,927	2,890,509	2,935,285
Revenues	1,382,941	1,505,635	949,802
Raw materials and consumables used	(676,173)	(798,330)	(487,661)
Contribution Margin	706,768	707,305	462,141
Gross Operating Income	561,494	564,020	363,132
Operating Income	433,368	443,246	265,430
Financial Results	(30,553)	(18,583)	(23,071)
Income before taxes	413,480	451,681	249,116
Income tax expenses, continuing operations	(125,187)	(134,059)	(76,548)
NET INCOME	288,293	317,622	172,568
Other comprehensive income (loss)	64,392	(127,835)	(21,614)
TOTAL COMPREHENSIVE INCOME LOSS	$ 352,685	$ 189,787	$ 150,954
Enel Generacin Peru S A [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate
Current Assets		$ 333,468
Non-current Assets		914,287
TOTAL ASSETS		1,247,755
Current Liabilities		169,579
Non-Current Liabilities		234,383
EQUITY		843,793
TOTAL LIABILITIES AND EQUITY		1,247,755
Revenues		480,540
Raw materials and consumables used		(163,879)
Contribution Margin		316,661
Gross Operating Income		257,625
Operating Income		209,490
Financial Results		13,325
Income before taxes		263,975
Income tax expenses, continuing operations		(69,105)
NET INCOME		194,870
Other comprehensive income (loss)		(35,507)
TOTAL COMPREHENSIVE INCOME LOSS		$ 159,363
CELG Distribucion S.A. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate	Separate
Current Assets		$ 694,885	$ 666,468
Non-current Assets		2,478,860	2,365,423
TOTAL ASSETS		3,173,745	3,031,891
Current Liabilities		613,692	664,476
Non-Current Liabilities		1,154,300	1,305,858
EQUITY		1,405,753	1,061,557
TOTAL LIABILITIES AND EQUITY		3,173,745	3,031,891
Revenues		1,541,938	1,536,277
Raw materials and consumables used		(1,106,151)	(1,133,252)
Contribution Margin		435,787	403,025
Gross Operating Income		254,481	144,544
Operating Income		157,911	41,504
Financial Results		(51,253)	(72,334)
Income before taxes		107,044	(30,826)
Income tax expenses, continuing operations		318,307	40,895
NET INCOME		425,351	10,069
Other comprehensive income (loss)		(199,597)	(16,279)
TOTAL COMPREHENSIVE INCOME LOSS		$ 225,754	$ (6,210)
Chinango S.A.C. [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate
Current Assets	$ 6,346	$ 5,798
Non-current Assets	153,370	137,059
TOTAL ASSETS	159,716	142,857
Current Liabilities	6,349	7,946
Non-Current Liabilities	38,766	25,562
EQUITY	114,601	109,349
TOTAL LIABILITIES AND EQUITY	159,716	142,857
Revenues	45,030	44,180
Raw materials and consumables used	(5,081)	(5,215)
Contribution Margin	39,949	38,965
Gross Operating Income	34,113	33,910
Operating Income	29,868	29,643
Financial Results	(723)	(255)
Income before taxes	29,145	29,388
Income tax expenses, continuing operations	(8,685)	(8,562)
NET INCOME	20,460	20,826
Other comprehensive income (loss)	2,791	(4,445)
TOTAL COMPREHENSIVE INCOME LOSS	$ 23,251	$ 16,381
Enel X Brasil S.A [Member]
Disclosure of subsidiaries [Line Items]
Financial Statements		Separate
Current Assets		$ 14,153
Non-current Assets		9,180
TOTAL ASSETS		23,333
Current Liabilities		5,512
Non-Current Liabilities		42
EQUITY		17,779
TOTAL LIABILITIES AND EQUITY		23,333
Revenues		17,882
Raw materials and consumables used		(8,136)
Contribution Margin		9,746
Gross Operating Income		(559)
Operating Income		(1,412)
Financial Results		(169)
Income before taxes		(1,581)
Income tax expenses, continuing operations		394
NET INCOME		(1,187)
Other comprehensive income (loss)		(2,104)
TOTAL COMPREHENSIVE INCOME LOSS		$ (3,291)
Enel Distribucion Sao Paulo S.A
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate
Current Assets	$ 1,701,300	$ 1,535,494
Non-current Assets	6,062,310	4,426,898
TOTAL ASSETS	7,763,610	5,962,392
Current Liabilities	1,474,482	1,438,355
Non-Current Liabilities	4,310,495	2,871,158
EQUITY	1,978,633	1,652,879
TOTAL LIABILITIES AND EQUITY	7,763,610	5,962,392
Revenues	3,720,782	2,459,201
Raw materials and consumables used	(2,699,108)	(1,914,222)
Contribution Margin	1,021,674	544,979
Gross Operating Income	638,496	243,789
Operating Income	378,591	137,736
Financial Results	(100,835)	(98,509)
Income before taxes	277,756	39,227
Income tax expenses, continuing operations	460,335	(17,209)
NET INCOME	738,091	22,018
Other comprehensive income (loss)	(412,571)	(202,092)
TOTAL COMPREHENSIVE INCOME LOSS	$ 325,520	$ (180,074)
Enel Generación Piura S.A
Disclosure of subsidiaries [Line Items]
Financial Statements	Separate	Separate
Current Assets	$ 75,118	$ 85,080
Non-current Assets	180,365	175,196
TOTAL ASSETS	255,483	260,276
Current Liabilities	64,559	51,046
Non-Current Liabilities	33,669	68,377
EQUITY	157,255	140,853
TOTAL LIABILITIES AND EQUITY	255,483	260,276
Revenues	82,155	78,012
Raw materials and consumables used	(27,861)	(25,883)
Contribution Margin	54,294	52,129
Gross Operating Income	44,074	42,112
Operating Income	32,902	30,028
Financial Results	(317)	(4,368)
Income before taxes	32,595	25,685
Income tax expenses, continuing operations	(9,275)	(8,003)
NET INCOME	23,320	17,682
Other comprehensive income (loss)	2,948	(6,155)
TOTAL COMPREHENSIVE INCOME LOSS	$ 26,268	$ 11,527